                                 SMITH BARNEY
                                ADJUSTABLE RATE
                            GOVERNMENT INCOME FUND

            CLASSIC SERIES | SEMI-ANNUAL REPORT | NOVEMBER 30, 2000

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

[GRAPHIC] Classic Series

Semi-Annual Report . November 30, 2000

SMITH BARNEY ADJUSTABLE RATE
GOVERNMENT INCOME FUND

BLACKROCK FINANCIAL
MANAGEMENT, INC.

SCOTT AMERO

Scott Amero has more than 13 years of securities business experience and has been managing the Fund since its inception.

Education: BA in Applied Mathematics from Harvard University, MBA in Finance from New York University.

ROBERT KAPITO

Mr. Kapito has more than 17 years of securities business experience and has been managing the fund since its inception.

Education: BS from Wharton School of Business, MBA from Harvard University.

FUND OBJECTIVE

The Fund seeks to provide high current income and to limit the degree of fluc-tuation of its NAV resulting from movements in interest rates. The Fund normally invests at least 65% of its net assets in adjustable rate securities and may also invest at least 65% of its net assets in U.S. government securities.

FUND FACTS

FUND INCEPTION
-----------------------------------------
June 22, 1992

MANAGERS' TENURE
-----------------------------------------
Scott Amero Since Inception
Robert Kapito Since Inception

MANAGERS' INVESTMENT
INDUSTRY EXPERIENCE
-----------------------------------------
Scott Amero 13 years
Robert Kapito 17 years

              CLASS A  CLASS B  CLASS I
-----------------------------------------
NASDAQ         ARMGX    ARMBX    ARMZX
-----------------------------------------
INCEPTION     6/22/92  11/6/92  4/18/97
-----------------------------------------

Average Annual Total Returns as of November 30, 2000

                          Without Sales Charges/(1)/
                    Class A     Class B        Class I
---------------------------------------------------------
Six-Months+          3.76%       3.75%          4.02%
---------------------------------------------------------
One-Year             6.13        6.00           6.64
---------------------------------------------------------
Five-Year            5.07        5.01            N/A
---------------------------------------------------------
Since Inception++    4.82        4.84           5.78
---------------------------------------------------------

                          With Sales Charges/(2)/
                    Class A     Class B        Class I
---------------------------------------------------------
Six-Months+          3.76%      (1.25)%         4.02%
---------------------------------------------------------
One-Year             6.13        1.00           6.64
---------------------------------------------------------
Five-Year            5.07        4.85            N/A
---------------------------------------------------------
Since Inception++    4.82        4.84           5.78
---------------------------------------------------------

/(1)/Assumes reinvestment of all dividends and capital gain distributions, if any,at net asset value and does not reflect deduction of applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

/(2)/Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter,this CDSC declines by 1.00% per year until no CDSC is incurred.(The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this fund.)

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.

--------------------------------------------------------------------------------

What's Inside
A Message from the Chairman ......................................1
Historical Performance ...........................................3
Fund at a Glance .................................................5
Schedule of Investments ..........................................6
Statement of Assets and Liabilities .............................10
Statement of Operations .........................................11
Statements of Changes in Net Assets .............................12
Statement of Cash Flows .........................................13
Notes to Financial Statements ...................................14
Financial Highlights ............................................19

[LOGO OF SMITH BARNEY MUTUAL FUNDS]

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                          A MESSAGE FROM THE CHAIRMAN

[PHOTO OF HEATH B. MCLENDON]

HEATH  B. MCLENDON
CHAIRMAN
------------------

We are pleased to present the semi-annual report for the Smith Barney Adjustable Rate Government Income Fund ("Fund") for the period ended November 30, 2000. In this report, we have summarized the prevailing economic and market conditions and outlined the investment team's portfolio strategy. We hope you find this report to be useful and informative.

Performance Update
For the six months ended November 30, 2000, the Fund's Class A shares returned 3.76%. In comparison, the Merrill Lynch 1-3 Year Treasury Index/1/ and the U.S. Government 1-Year Treasury Bill Index/2/ peer group returned 4.70% and 2.97%, respectively, for the same period.

Market Update
The rapid expansion of U.S gross domestic product ("GDP")/3/ witnessed throughout much of the period finally slowed dramatically in the third quarter of 2000. After expanding at nearly a 6.0% annualized rate in the first half of the year, growth in the third quarter slowed to 3.0%. Higher oil prices and declines in global stock markets led to declines in consumer spending, residential investment and manufacturing activity.

According to the minutes of the October 3, 2000 Federal Open Market Committee ("FOMC")/4/ meeting, "Recent data have indicated that the expansion of aggregate demand has moderated to a pace closer to the enhanced rate of growth of the economy's potential to produce. The more rapid advances in productivity also continue to help contain costs and hold down underlying price pressures." The Federal Reserve Board ("Fed") raised the discount rate by 0.25% at their meetings in February and March 2000 and raised the discount rate by 0.50% in May 2000 to bring the current discount rate to 6.00%./5/

U.S. Treasury yields were inverted for much of the period as yields rose on the short-end of the yield curve/6/ in response to the Fed's increases in the fed-eral funds rate ("fed funds rate"),/7/ and yields on the long-end of the curve fell below the short-end in reaction to the announcement that the U.S. Treasury would buy back $30 billion of U.S. Treasuries with maturities ranging 10 to 30 years. In the second half of the period, the combination of concerns over rising inflation from a surge in oil prices, weaker stock markets and signs of slower growth caused the bond market to price in a neutral Fed.

The managers believe the shift in market sentiment caused significant yield curve disinversion during the third quarter of 2000. As the slower growth scenario plays out, they think the yield curve is likely to steepen further. For the Fund's fiscal year, the 10-year U.S. Treasury note fell from 6.19% on November 30, 1999 to 5.47% on November 30, 2000.

For the year ended November 30, 2000 mortgage-backed securities posted positive returns and outperformed the broader bond market. Mortgages, as measured by the Lehman Brothers Mortgage Bond Index ("Lehman Mortgage Index")/8/, posted a 7.78% return versus 7.58% return for the Lehman Brothers Aggregate Bond Index ("Lehman Aggregate Bond Index")./9/ Government National Mortgage Association ("GNMA")/10/ securities performed well during this period as mortgage rates hovering near 8% throughout the year caused prepayments/11/ to decline and resulted in an increased demand for GNMAs and other mortgage-backed securities.

---------------
1 The Merrill Lynch 1-3 Year U.S. Treasury Index is a market capitalization-weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years. Please note, an investor cannot invest directly in an index.
2 The U.S. Government 1-Year Treasury Bill Index is comprised of U.S. Treasury Bills with a maturity of 1 year. Please note, an investor cannot invest directly in an index.
3 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised of consumer and government purchases, private domestic investments and net exports of goods and services.
4 The FOMC is a policy-making body of the Federal Reserve System, the U.S. central bank, that is responsible for the formulation of policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
5 On January 3, 2001, after this letter was written, the Fed lowered interest rates by one-half point.
6 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
7 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
8 Lehman Mortgage Index is a broad measure of the performance of mortgage-backed bonds in the U.S. market. Please note, an investor cannot invest directly in an index.
9 Lehman Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year. The Index is comprised of U.S. Treasury bonds, government agency bonds, mortgage-backed securities and corporate bonds. Please note an investor cannot invest directly in an index.
10 GNMA is an association that buys home mortgages and packages them into mortgage securities that are then resold to investors. These mortgage-backed bonds are also highly liquid and pay more interest than Treasury securities.
11 Prepayment risk refers to payments made in excess of scheduled mortgage principal repayments.

            1 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Yields from U.S. Treasuries:/12/

                                        11/30/00         5/31/00
3-Month U.S. Treasury Bill                6.20%            5.76%
2-year U.S. Treasury Note                 5.61             6.73
5-year U.S. Treasury Note                 5.43             6.61
10-year U.S. Treasury Note                5.47             6.37
30-year U.S. Treasury Bond                5.61             6.09

Investment Strategy
The Fund pursues high current income and seeks to limit the degree of fluctuation of its net asset value ("NAV")/13/ resulting from movements in interest rates by investing primarily in a portfolio of adjustable-rate securities and U.S. government securities. The Fund seeks to achieve low volatility of NAV by investing in a diversified portfolio that the managers believe will be resistant to significant fluctuations in market value./14/

The Fund's assets are actively managed based on BlackRock Financial Management, Inc. ("BlackRock"), the Fund's sub-advisor, relative value analysis of individual securities and sectors. In searching for relative value opportunities, the BlackRock team targets securities and market sectors within the short duration/15/ market that have underperformed and that they believe have strong potential for price appreciation.

Over the last year, the Fund took advantage of significant opportunities in the Adjustable Rate Mortgage ("ARM") market. ARMs indexed to the 1-Year Constant Maturity Treasury/16/ went down sharply in the second quarter of 2000 due to heavy bank selling and increased uncertainty about the 1-Year T-bill as the U.S. Treasury announced its intention to eventually eliminate it. In addition, ARMs indexed to the 11th district cost of funds (COFI) because very attractive in the fourth quarter. The Fund significantly reduced its allocation to U.S. Treasuries during 2000 and reallocated assets to higher yielding ARMs as spreads widened sharply.

Market Outlook
While no guarantees can be made, the portfolio manager expects economic slowdown to continue to unfold as labor markets loosen up and consumer confidence wanes. As this occurs they believe the Fed may eventually be required to ease monetary policy to insure a "soft landing." Monetary conditions are restrictive globally; in the absence of a fiscal stimulus, the Fed may have to ease policy mod-erately in the coming months.

Thank you for your investment in the Smith Barney Adjustable Rate Government Income Fund.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

December 20, 2000

----------------
12    Source: Bloomberg L.P.
13 The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the results (total net assets) by the total number of shares outstanding. The NAV fluctuates with changes in the value of the securities in which the Fund has invested.
14 Please note that the Fund is subject to fluctuations in share price as interest rates rise and fall.
15 Duration is a common gauge of the price sensitivity of a fixed income asset or portfolio to a change in interest rates.
16 The 1-Year Constant Maturity Treasury is the yield on the 1 year Treasury Bill at constant, fixed maturity as determined by the Treasury Department. The determination is based upon the most actively traded marketable 1 year treasury bills.

         2 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Historical Performance -- Class A Shares

                                      Net Asset Value
                                ------------------------------
                                Beginning            End           Income        Capital Gain        Return            Total
Period Ended                    of Period         of Period      Dividends       Distributions     of Capital         Returns/(1)/
====================================================================================================================================
11/30/00                         $ 9.62             $9.73          $0.25             $0.00           $0.00              3.76%+
------------------------------------------------------------------------------------------------------------------------------------
5/31/00                            9.75              9.62           0.49              0.00            0.02              3.98
------------------------------------------------------------------------------------------------------------------------------------
5/31/99                            9.86              9.75           0.49              0.00            0.03              4.25
------------------------------------------------------------------------------------------------------------------------------------
5/31/98                            9.84              9.86           0.50              0.00            0.01              5.57
------------------------------------------------------------------------------------------------------------------------------------
5/31/97                            9.84              9.84           0.46              0.00            0.05              5.31
------------------------------------------------------------------------------------------------------------------------------------
5/31/96                            9.88              9.84           0.56              0.00            0.00              5.48
------------------------------------------------------------------------------------------------------------------------------------
5/31/95                            9.78              9.88           0.49              0.01            0.00              6.39
------------------------------------------------------------------------------------------------------------------------------------
5/31/94                            9.96              9.78           0.38              0.00            0.00              2.05
------------------------------------------------------------------------------------------------------------------------------------
Inception*-- 5/31/93              10.00              9.96           0.43              0.00            0.00              3.89+
====================================================================================================================================
   Total                                                           $4.05             $0.01           $0.11
====================================================================================================================================


Historical Performance -- Class B Shares

                                      Net Asset Value
                                ------------------------------
                                Beginning            End           Income        Capital Gain        Return            Total
Period Ended                    of Period         of Period      Dividends       Distributions     of Capital         Returns/(1)/
====================================================================================================================================
11/30/00                          $9.60             $9.71          $0.25             $0.00           $0.00              3.75%+
------------------------------------------------------------------------------------------------------------------------------------
5/31/00                            9.74              9.60           0.49              0.00            0.02              3.86
------------------------------------------------------------------------------------------------------------------------------------
5/31/99                            9.84              9.74           0.48              0.00            0.03              4.30
------------------------------------------------------------------------------------------------------------------------------------
5/31/98                            9.82              9.84           0.50              0.00            0.01              5.56
------------------------------------------------------------------------------------------------------------------------------------
5/31/97                            9.84              9.82           0.46              0.00            0.05              5.10
------------------------------------------------------------------------------------------------------------------------------------
5/31/96                            9.88              9.84           0.56              0.00            0.00              5.48
------------------------------------------------------------------------------------------------------------------------------------
5/31/95                            9.78              9.88           0.49              0.01            0.00              6.39
------------------------------------------------------------------------------------------------------------------------------------
5/31/94                            9.96              9.78           0.38              0.00            0.00              2.05
------------------------------------------------------------------------------------------------------------------------------------
Inception *-- 5/31/93              9.96              9.96           0.25              0.00            0.00              2.56+
====================================================================================================================================
   Total                                                           $3.86             $0.01           $0.11
====================================================================================================================================


Historical Performance -- Class I Shares

                                      Net Asset Value
                                ------------------------------
                                Beginning            End           Income        Capital Gain        Return            Total
Period Ended                    of Period         of Period      Dividends       Distributions     of Capital         Returns/(1)/
====================================================================================================================================
11/30/00                          $9.66             $9.77          $0.27             $0.00           $0.00              4.02%+
------------------------------------------------------------------------------------------------------------------------------------
5/31/00                            9.78              9.66           0.54              0.00            0.02              4.58
------------------------------------------------------------------------------------------------------------------------------------
5/31/99                            9.87              9.78           0.54              0.00            0.03              4.99
------------------------------------------------------------------------------------------------------------------------------------
5/31/98                            9.85              9.87           0.56              0.00            0.01              6.12
------------------------------------------------------------------------------------------------------------------------------------
Inception *-- 5/31/97              9.79              9.85           0.06              0.00            0.00              1.20+
====================================================================================================================================
   Total                                                           $1.97              $0.00          $0.06
====================================================================================================================================


It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

           3 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Average Annual Total Returns

                                                                                        Without Sales Charges/(1)/
                                                            ------------------------------------------------------------------------
                                                            Class A                              Class B                    Class I
====================================================================================================================================
Six Months Ended 11/30/00+                                  3.76%                                 3.75%                      4.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 11/30/00                                         6.13                                  6.00                       6.64
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 11/30/00                                   5.07                                  5.01                        N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 11/30/00                                 4.82                                  4.84                       5.78
====================================================================================================================================

                                                                                         With Sales Charges/(2)/
                                                            ------------------------------------------------------------------------
                                                            Class A                              Class B                    Class I
====================================================================================================================================
Six Months Ended 11/30/00+                                  3.76%                                (1.25)%                    4.02%
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 11/30/00                                         6.13                                  1.00                      6.64
------------------------------------------------------------------------------------------------------------------------------------
Five Years Ended 11/30/00                                   5.07                                  4.85                       N/A
------------------------------------------------------------------------------------------------------------------------------------
Inception* through 11/30/00                                 4.82                                  4.84                      5.78
====================================================================================================================================

Cumulative Total Returns

                                                                                         Without Sales Charges/(1)/
====================================================================================================================================
Class A (Inception* through 11/30/00)                                                              48.79%
------------------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 11/30/00)                                                              46.45
------------------------------------------------------------------------------------------------------------------------------------
Class I (Inception* through 11/30/00)                                                              22.65
------------------------------------------------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of any applicable contingent deferred sales charges ("CDSC") with respect to Class B shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Class B shares reflect the deduction of a maximum 5.00% CDSC. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. (The CDSC is based on any CDSC applicable to a previous fund owned prior to exchange into this Fund.)

* Inception dates for Class A, B and I shares are June 22, 1992, November 6, 1992 and April 18, 1997, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

         4 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Smith Barney Adjustable Rate Government Income Fund at a Glance (unaudited)

Growth of $10,000 Invested in Class A Shares of the Smith Barney Adjustable Rate
   Government Income Fund vs. U.S. Government 1-Year Treasury Bill Index and
                     Merrill Lynch 1-3 Year Treasury Index+

                           June 1992 -- November 2000

                                    [GRAPH]

                   Smith Barney          U.S. Government       Merrill Lynch
                  Adjustable Rate            1-Year               1-3 Year
              Government Income Fund   Treasury Bill Index    Treasury Index

6/22/92              $10,000                 $10,000              $10,000
5/93                  10,389                  10,306               10,622
5/94                  10,602                  10,691               10,840
5/95                  11,280                  11,329               11,650
5/96                  11,898                  11,927               12,264
5/97                  12,530                  12,587               13,074
5/98                  13,228                  13,561               13,987
5/99                  13,791                  14,139               14,727
5/00                  14,339                  14,837               15,340
11/30/00              14,879                  15,278               16,061

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on June 22, 1992, assuming reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2000, compared to the U.S. Government 1-Year Treasury Bill Index and the Merrill Lynch 1-3 Year Treasury Index. The U.S. Government 1-Year Treasury Bill Index is comprised of U.S. Treasury Bills with a maturity of one year. The Merrill Lynch 1-3 Year Treasury Index is a broad based index including all U.S. Treasury notes and bonds with maturities of at least one year and less than three years.The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

     Adjustable Rate Mortgage-Backed Securities (ARMs) are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount over the market levels of interest rates as reflected in specified indexes. ARMs directly or indirectly represent an interest in, or are backed by and are payable from mortgage loans secured by real property.

     Asset-Backed Securities are similar in structure to Mortgage-Backed Securities, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or commercial loans.

     Collateralized Mortgage Obligations (CMOs) are Mortgage-Backed Securities collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Mortgage Pass-Through Certificates, but also may be collateralized by whole loans or private mortgage pass-through securities.

     Planned Amortization Class Interest Only (PAC IOs) are CMO IOs which have repayment schedules that are guaranteed if the actual speed of the prepayments is within a designated range. PAC classes typically are combined with companion classes that reduce the risk of the variation of the amount and timing of the prepayments. Should the prepayments fall outside of the PAC band or ranges, the class will not pay the prepayment as scheduled.

                              Portfolio Breakdown*

                                    [GRAPH]

14.8% Short-Term Investments
12.2% Asset-Backed Securities
 2.9% Fixed Rate Collateralized
      Mortgage Obligations
10.3% U.S. Treasury
      Obligations
 6.1% Fixed Rate Mortgage
      Pass-Through Securities
53.7% Adjustable Rate
      Mortgage-Backed Securities

* As a percentage of total investments. All information is as of November 30, 2000. Please note that Portfolio holdings are subject to change.

             5 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)                            November 30, 2000

           FACE
          AMOUNT                                    SECURITY                                        VALUE
===============================================================================================================
ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES -- 53.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 46.7%
Federal Home Loan Mortgage Corporation (FHLMC) -- 16.9%
$      1,547,440   FHLMC Six Month LIBOR, 9.017% due 10/1/26                                  $      1,584,192
       1,608,735   FHLMC Six Month LIBOR, 8.943% due 7/1/27                                          1,646,942
       2,669,064   FHLMC One Year CMT ARM,8.188% due 12/1/23                                         2,720,790
       1,491,646   FHLMC One Year CMT ARM, 7.567% due 2/1/24                                         1,505,862
       5,144,572   FHLMC Five Year Hybrid ARM, 7.967% due 8/1/25 (a)                                 5,179,967
       7,430,734   FHLMC Thirty Year Hybrid ARM, 6.953% due 12/1/26 (a)                              7,492,260
       7,032,979   FHLMC Thirty Year Hybrid ARM, 6.963% due 7/1/27 (a)                               7,080,241
       1,170,895   FHLMC Thirty Year Hybrid ARM, 7.196% due 8/1/29                                   1,183,517
       5,297,683   FHLMC Strip, Series 19, Class F, 6.715% due 6/1/28 (a)                            5,256,308
---------------------------------------------------------------------------------------------------------------
                   Total Federal Home Loan Mortgage Corporation
                   (Cost -- $33,583,892)                                                            33,650,079
===============================================================================================================
Federal National Mortgage Association (FNMA) -- 21.1%
       2,000,000   FNMA Grantor Trust, Series 2000-T6, Class 2A1, 7.780% due 12/24/30                2,022,500
         533,220   FNMA Six Month CD ARM, 8.469% due 6/1/24                                            541,885
       4,534,651   FNMA Six Month CD ARM, 8.644% due 7/1/24 (a)                                      4,625,344
       2,083,822   FNMA One Year CMT ARM, 7.752% due 8/1/15                                          2,095,554
       2,196,316   FNMA One Year CMT ARM, 8.154% due 11/1/18                                         2,252,256
       1,162,292   FNMA One Year CMT ARM, 7.824% due 4/1/20                                          1,181,412
       1,514,343   FNMA One Year CMT ARM, 8.073% due 4/1/20 (a)                                      1,545,100
       2,579,571   FNMA One Year CMT ARM, 7.812% due 7/1/21                                          2,631,962
         810,099   FNMA One Year CMT ARM, 8.305% due 8/1/22                                            828,837
       1,653,473   FNMA One Year CMT ARM, 5.709% due 3/1/23                                          1,611,624
       1,305,825   FNMA One Year CMT ARM, 8.412% due 7/1/23                                          1,337,244
       1,715,724   FNMA One Year CMT ARM, 7.631% due 8/1/23                                          1,731,869
       3,119,493   FNMA One Year CMT ARM, 8.384% due 2/1/24                                          3,190,180
         995,280   FNMA One Year CMT ARM, 8.149% due 6/1/25 (a)                                      1,013,941
         891,254   FNMA One Year CMT ARM, 8.154% due 12/1/25                                           908,384
       1,673,104   FNMA One Year CMT ARM, 8.214% due 1/1/26                                          1,692,445
       1,674,670   FNMA One Year CMT ARM, 8.476% due 1/1/27                                          1,705,283
       3,538,490   FNMA One Year CMT ARM, 7.694% due 8/1/27 (a)                                      3,595,141
       1,946,353   FNMA One Year CMT ARM, 8.340% due 10/1/27                                         1,991,975
         542,360   FNMA One Year CMT ARM, 7.833% due 2/1/28                                            547,105
       1,859,782   FNMA One Year CMT ARM, 8.264% due 3/1/28                                          1,905,700
       1,971,355   FNMA One Year CMT ARM, 7.327% due 1/1/36                                          1,981,212
       1,189,442   FNMA Three Year CMT ARM, 7.856% due 9/1/21                                        1,222,401
---------------------------------------------------------------------------------------------------------------
                   Total Federal National Mortgage Association
                   (Cost -- $40,159,268)                                                            42,159,354
===============================================================================================================

                           See Notes to Financial Statements.


            6 Smith Barney Adjustable Rate Government Income Fund |
                     2000 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)                November 30, 2000

           FACE
          AMOUNT                                                SECURITY                                                    VALUE
====================================================================================================================================
Government National Mortgage Association (GNMA) -- 8.7%
$        293,819   GNMA II One Year CMT ARM, 7.375% due 3/20/17 (a)                                                    $     296,285
       1,968,898   GNMA II One Year CMT ARM, 7.375% due 6/20/17 (a)                                                        1,992,898
       3,314,364   GNMA II One Year CMT ARM, 7.375% due 3/20/21 (a)                                                        3,361,974
       1,074,918   GNMA II One Year CMT ARM, 7.125% due 10/20/22                                                           1,087,344
       2,399,025   GNMA II One Year CMT ARM, 7.125% due 12/20/22 (a)                                                       2,426,758
       1,403,810   GNMA II One Year CMT ARM, 7.375% due 1/20/23 (a)                                                        1,419,378
       3,186,495   GNMA II One Year CMT ARM, 7.375% due 5/20/23                                                            3,209,406
       1,200,320   GNMA II One Year CMT ARM, 7.375% due 6/20/23 (a)                                                        1,210,631
       2,334,293   GNMA II One Year CMT ARM, 7.375% due 1/20/24                                                            2,359,831
------------------------------------------------------------------------------------------------------------------------------------
                   Total Government National Mortgage Association
                   (Cost-- $17,320,661)                                                                                   17,364,505
====================================================================================================================================
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost-- $91,063,821)                                                                                   93,173,938
====================================================================================================================================
NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS -- 7.0%
       1,208,991   Bank One Mortgage Backed Pass Through, Series 2000-2, Class 2A, 7.600% due 3/15/30                      1,224,865
       1,466,310   First Republic Mortgage Loan Trust, Series 2000-FRB1, Class A2, 7.151% due 6/25/30                      1,465,393
       1,055,761   Independent National Mortgage Corp., Series 1995-E, Class A1, 7.566% due 4/25/25                        1,050,482
       2,088,226   Merit Securities Corp., Series 11, Class 2A2, 6.920% due 11/28/22 (a)(b)                                2,085,615
                   MLCC Mortgage Investors, Inc.:
         393,559     Series 1999-A, Class A, 7.000% due 3/15/25 (b)                                                          394,606
         845,336     Series 1997-B, Class A, 6.900% due 3/16/26 (b)                                                          844,939
       1,188,773   Ryland Mortgage Securities Corp., Series 1994-3, Class A2, 7.183% due 10/25/31                          1,185,991
       1,534,922   Sasco Floating Rate Commercial Mortgage, Series 1999-C3, Class A, 7.019% due 11/20/01 (a)(b)(c)         1,535,889
         990,141   Sequoia Mortgage Trust, Class A1, Series 2, 7.240% due
                   10/25/24 (b) 980,864 523,009Structured Asset Securities Corp.,
                   Series 1998-C2A, Class B, 6.940% due 1/25/01 (b)(c) 523,009
       2,739,686   Washington Mutual, Series 2000-1, Class A1, 6.919% due 6/25/24 (a)(b)                                   2,740,536
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL NON-AGENCY ADJUSTABLE RATE MORTGAGE OBLIGATIONS
                   (Cost-- $16,074,183)                                                                                   14,032,189
====================================================================================================================================
                   TOTAL ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES
                   (Cost-- $107,138,004)                                                                                 107,206,127
====================================================================================================================================
FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.9%
Non-Agency Fixed Rate CMOs -- 0.7%
         251,188   DLJ Mortgage Acceptance Corp., Series 1995-CF2, Class A1A, 6.650% due 12/17/27 (c)                        250,399
         231,381   Union Planters Mortgage Finance Corp., Series 1998-1, Class A1, 6.350% due 1/25/28 (a)                    229,574
                   Wilshire Funding Corp.:
         259,815     Series 1997-WFC1, Class A1, 7.250% due 8/25/27                                                          255,391
         644,516     Series 1998-WFC2, Class A3, 7.000% due 12/28/37                                                         628,506
------------------------------------------------------------------------------------------------------------------------------------
                    Total Non-Agency Fixed Rate CMOs
                    (Cost-- $1,388,250)                                                                                    1,363,870
====================================================================================================================================

                           See Notes to Financial Statements.


            7 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)                November 30, 2000

           FACE
          AMOUNT                                                  SECURITY                                                  VALUE
====================================================================================================================================
PAC IOs -- 1.3%
$     20,989,660   First Union-Lehman Brothers, Series 1997-C1, Class IO, yield to maturity 8.151% due 4/18/27         $   1,124,206
         303,675   FNMA, Series 1993-101, Class A, yield to maturity 7.074% due 6/25/08                                       13,632
       8,823,517   JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, yield to maturity 9.892% due
                   9/15/29 (c)                                                                                               576,440
      24,955,237   LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, yield to maturity 9.167% due 9/15/23       846,482
------------------------------------------------------------------------------------------------------------------------------------
                   Total PAC IOs
                   (Cost -- $2,765,188)                                                                                    2,560,760
====================================================================================================================================
PAC POs -- 0.9%
         966,467   FHLMC, Series 2061, Class PH, 6.000% due 5/15/16                                                          958,030
         985,361   FNMA, Series 1998-32, Class TB, 6.000% due 5/18/13                                                        970,117
------------------------------------------------------------------------------------------------------------------------------------
                   Total PAC POs
                   (Cost -- $1,928,252)                                                                                    1,928,147
====================================================================================================================================
                   TOTAL FIXED RATE COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost -- $6,081,690)                                                                                    5,852,777
====================================================================================================================================
FIXED RATE MORTGAGE PASS-THROUGH SECURITIES -- 6.1%
         183,266   FHLMC Fifteen Year, 9.000% due 11/1/05 (a)                                                                186,719
       2,470,140   FHLMC Gold, 5.500% due 4/1/09 (a)                                                                       2,393,714
         473,493   FHLMC Gold, 6.500% due 4/1/29 (a)                                                                         460,620
       1,897,849   FHLMC Gold, 6.500% due 6/1/29 (a)                                                                       1,846,252
       1,353,856   FNMA Ten Year, 6.000% due 1/1/04 (a)                                                                    1,350,052
       1,075,609   FNMA Ten Year ARM, 8.000% due 8/1/09 (a)                                                                1,104,177
       1,583,255   FNMA Fifteen Year, 7.000% due 11/1/07 (a)                                                               1,597,600
         925,812   GNMA Ten Year, 6.000% due 12/15/08 (a)                                                                    908,017
       1,162,902   GNMA Ten Year ARM, 7.000% due 10/15/09 (a)                                                              1,175,624
       1,161,070   GNMA Fifteen Year Platinum, 7.500% due 4/15/13 (a)                                                      1,185,742
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE MORTGAGE PASS-THROUGH SECURITIES
                   (Cost -- $11,979,213)                                                                                  12,208,517
====================================================================================================================================
ASSET-BACKED SECURITIES -- 12.2%
       1,500,000   Amsouth Auto Trust, Series 2000-1, Class A3, 6.670% due 7/15/04                                         1,500,705
       1,291,779   Business Loan Center, Series 1998-1, Class A, 6.750% due 4/2/25 (c)                                     1,287,888
                   Ford Credit Auto Owner Trust:
       1,105,000     Series 1999-C, Class A4, 6.080% due 9/16/02 (a)                                                       1,101,718
         295,000     Series 2000-E, Class A3, 6.740% due 12/15/02                                                            295,507
         595,178   Heller Financial, Series 1998-1, Class A, 7.120% due 7/15/24 (b)(c)                                       583,090
       1,550,772   Mellon Auto Grantor Trust, Series 2000-1, Class A, 7.180% due 10/15/06 (a)                              1,563,380
       2,210,897   Missouri Higher Education Loan Authority, Series 1997, Class P, 6.960% due 7/25/08 (a)(d)               2,186,025
                   The Money Store Business Loan Backed Certificates:
       1,255,484     Series 1997-1, Class A, 7.400% due 4/15/28 (e)                                                        1,246,068
         899,644     Series 1997-2, Class A, 7.300% due 2/15/29 (e)                                                          895,146
       1,750,000   Navistar Financial Corp. Owner Trust, Series 1999-A, Class A3, 5.950% due 4/15/03 (a)                   1,742,073
         527,871   Newcourt Equipment Trust Securities, Series 1998-1, Class A3, 5.240% due 12/20/02                         523,997
         659,378   PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (c)                                           649,078
       1,193,373   PMC Capital Limited Partnership, Series 1998-1, Class A,
                   8.500% due 4/1/21 (c)(e)                                                                                1,193,373
         616,917   PMC Capital SBA Loan Backed Adjustable Rate Certificate, Series 1997-1, Class A, 6.600%
                   due 9/15/23 (c)(e)                                                                                        612,098
       1,891,305   SBA Loan Backed Adjustable Rate Certificate, Series 1997-1, Class A, 7.500% due 1/15/24 (c)(e)          1,876,533
         814,239   SFLC Inc., Series 1997-A, Class A3, 6.940% due 9/1/07 (d)                                                 805,714
       1,070,376   SLM Student Loan Trust, Series 2000-2, Class A1L, 6.840% due 7/25/08 (a)(b)                             1,070,708

                           See Notes to Financial Statements.


             8 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Schedule of Investments (unaudited) (continued)                November 30, 2000

    FACE
   AMOUNT                                                   SECURITY                                                    VALUE
====================================================================================================================================
ASSET-BACKED SECURITIES -- 12.2% (continued)
$  1,067,606     SWB Loan Backed Certificates, Series 1997-1, Class A, 7.350% due 8/15/22 (b)(c)                    $      1,062,599
                 TMS SBA Loan Trust:
     521,547     Series 1996-2, Class A,7.188% due 4/15/24 (e)                                                               519,268
   1,157,444     Series 1997-1, Class A,7.130% due 1/15/25 (e)                                                             1,149,493
   1,025,000     Toyota Auto Receivables Owner Trust, Series 2000-A, Class A3, 7.180% due 8/15/04                          1,040,693
   1,525,407     USAA Auto Loan Grantor Trust, Series 1991-1, Class A, 6.100% due 2/15/06 (a)                              1,519,931
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL ASSET-BACKED SECURITIES
                 (Cost -- $24,487,370)                                                                                    24,425,085
====================================================================================================================================
U.S. TREASURY OBLIGATIONS-- 10.3%
  15,000,000     U.S. Treasury Note, 6.500% due 2/28/02 (a)                                                               15,103,050
   2,725,000     U.S. Treasury Note, 6.125% due 8/31/02 (a)                                                                2,742,631
   2,773,423     U.S. Treasury Note, 3.625% due 1/15/08 (a)                                                                2,739,615
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost -- $20,455,887)                                                                                    20,585,296
====================================================================================================================================
                 SUB-TOTAL INVESTMENTS
                 (Cost -- $170,142,164)                                                                                  170,277,802
====================================================================================================================================
SHORT-TERM INVESTMENTS -- 14.8%
  29,500,000        Federal Home Loan Bank Discount Note, 6.430% due 12/1/00
                 (Cost -- $29,500,000)                                                                                    29,500,000
====================================================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $199,642,164*)                                                                                $199,777,802
====================================================================================================================================

(a) Security segregated for reverse repurchase agreements and/or open futures contracts.
(b)   Variable rate security -- rate resets monthly.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d)   Variable rate security -- rate resets quarterly.
(e)   Variable rate security -- rate resets weekly.
 *    Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the schedule:
---------------------------------------------
ARM    --  Adjustable Rate Mortgage
CD     --  Certificate of Deposit
CMO    --  Collateralized Mortgage Obligation
CMT    --  Constant Maturity Treasury
CPI    --  Consumer Price Index
IO     --  Interest Only
LIBOR  --  London Interbank Overnight Rate
PAC    --  Planned Amortization Class
PO     --  Principal Only
SBA    --  Small Business Administration

                           See Notes to Financial Statements.


             9 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Statement of Assets and Liabilities (unaudited)                November 30, 2000

ASSETS:
   Investments, at value (Cost -- $170,142,164)                                           $       170,277,802
   Short-term investments, at amortized cost                                                       29,500,000
   Cash                                                                                                90,078
   Receivable for securities sold                                                                   2,112,319
   Interest receivable                                                                              1,359,349
   Receivable for Fund shares sold                                                                     21,525
--------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   203,361,073
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Reverse repurchase agreements (Note 6)                                                          57,291,988
   Payable for securities purchased                                                                 2,025,526
   Interest payable                                                                                   388,563
   Dividends payable                                                                                  117,041
   Payable to broker - variation margin                                                                44,609
   Investment advisory fees payable                                                                    44,470
   Distribution fees payable                                                                           37,495
   Administration fees payable                                                                         18,848
   Deferred compensation payable                                                                       11,660
   Accrued expenses                                                                                   106,815
--------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                               60,087,015
--------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                          $       143,274,058
==============================================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                                             $            14,703
   Capital paid in excess of par value                                                            150,556,304
   Overdistributed net investment income                                                              (35,861)
   Accumulated net realized loss from security transactions and futures contracts                  (7,227,474)
   Net unrealized depreciation of investments and futures contracts                                   (33,614)
--------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                          $       143,274,058
==============================================================================================================
Shares Outstanding:
   Class A                                                                                          9,688,585
--------------------------------------------------------------------------------------------------------------
   Class B                                                                                            218,750
--------------------------------------------------------------------------------------------------------------
   Class I                                                                                          4,795,488
--------------------------------------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                                                 $      9.73
--------------------------------------------------------------------------------------------------------------
   Class B *                                                                                      $      9.71
--------------------------------------------------------------------------------------------------------------
   Class I (and redemption price)                                                                 $      9.77
==============================================================================================================

* Redemption price is NAV of Class B shares reduced by a maximum 5.00% CDSC if shares are redeemed within one year from initial purchase
  (See Note 2).

                           See Notes to Financial Statements.


            10 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Statement of Operations (unaudited)   For the Six Months Ended November 30, 2000

INVESTMENT INCOME:
   Interest                                                                                   $       6,161,030
   Less: Interest expense (Note 6)                                                                   (1,652,437)
----------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                            4,508,593
----------------------------------------------------------------------------------------------------------------
EXPENSES:
   Distribution fees (Note 2)                                                                           399,895
   Investment advisory fees (Note 2)                                                                    265,997
   Administration fees (Note 2)                                                                         132,998
   Registration fees                                                                                     47,521
   Shareholder and system servicing fees                                                                 30,865
   Audit and legal fees                                                                                  28,883
   Shareholder communication fees                                                                        19,186
   Trustees' fees                                                                                         9,261
   Custody                                                                                                6,907
   Other                                                                                                  5,242
----------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                                       946,755
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                 3,561,838
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 10):
   Realized Gain (Loss) From:
     Security transactions (excluding short-term securities)                                             22,666
     Futures contracts                                                                                 (380,069)
----------------------------------------------------------------------------------------------------------------
   Net Realized Loss                                                                                   (357,403)
----------------------------------------------------------------------------------------------------------------
   Change in Net Unrealized Depreciation of Investments and Futures Contracts:
     Beginning of period                                                                             (1,657,157)
     End of period                                                                                      (33,614)
----------------------------------------------------------------------------------------------------------------
   Decrease in Net Unrealized Depreciation                                                            1,623,543
----------------------------------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                                                         1,266,140
----------------------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                                        $       4,827,978
================================================================================================================

                           See Notes to Financial Statements.


          11 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2000 (unaudited) and the Year Ended May 31, 2000

                                                                                        November 30               May 31
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                                          $          3,561,838     $         6,758,514
   Net realized gain (loss)                                                                   (357,403)                  6,845
   (Increase) decrease in net unrealized depreciation                                        1,623,543              (1,283,470)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                                    4,827,978               5,481,889
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                    (3,509,027)             (6,939,255)
   Capital                                                                                          --                (319,174)
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                                (3,509,027)             (7,258,429)
------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 12):
   Net proceeds from sale of shares                                                      1,256,628,713             975,750,711
   Net asset value of shares issued for reinvestment of dividends                            2,773,038               6,185,978
   Cost of shares reacquired                                                            (1,249,868,585)           (972,629,585)
------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Fund Share Transactions                                       9,533,166               9,307,104
------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                                      10,852,117               7,530,564

NET ASSETS:
   Beginning of period                                                                     132,421,941             124,891,377
------------------------------------------------------------------------------------------------------------------------------
   End of period*                                                                 $        143,274,058     $       132,421,941
==============================================================================================================================
* Includes overdistributed net investment income of:                                          $(35,861)               $(88,672)
==============================================================================================================================

                           See Notes to Financial Statements.


            12 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Statement of Cash Flows (unaudited)   For the Six Months Ended November 30, 2000

CASH FLOWS USED BY OPERATING AND INVESTING ACTIVITIES:
   Interest received                                                                 $           5,664,785
   Operating expenses paid                                                                        (932,331)
   Purchases of short-term securities, net                                                     (28,966,700)
   Purchases of long-term securities, net                                                      (95,823,725)
   Proceeds from disposition of long-term securities and paydowns                               78,124,575
   Payment from futures transactions, net                                                         (380,069)
-----------------------------------------------------------------------------------------------------------
   Net Cash Flows Used By Operating and Investing Activities                                   (42,313,465)
-----------------------------------------------------------------------------------------------------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
   Proceeds from shares sold                                                                 1,280,822,622
   Payments on shares redeemed                                                              (1,250,228,427)
   Cash dividends paid to shareholders*                                                           (696,456)
   Increase in reverse repurchase agreements outstanding                                        13,616,988
   Interest expense                                                                             (1,313,994)
-----------------------------------------------------------------------------------------------------------
   Net Cash Flows Provided By Financing Activities                                              42,200,733
-----------------------------------------------------------------------------------------------------------
Net Decrease in Cash                                                                              (112,732)
Cash, Beginning of Period                                                                          202,810
-----------------------------------------------------------------------------------------------------------
Cash, End of Period                                                                  $              90,078
===========================================================================================================
RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS USED
BY OPERATING AND INVESTING ACTIVITIES:
Increase in Net Assets From Operations                                               $           4,827,978
-----------------------------------------------------------------------------------------------------------
   Increase in investments                                                                     (45,702,291)
   Decrease in variation margin                                                                     (1,019)
   Increase in interest receivable                                                                (193,983)
   Increase in receivable for securities sold                                                   (1,193,147)
   Decrease in payable for securities purchased                                                 (1,717,864)
   Increase in accrued expenses and other payables                                                  14,424
   Interest expense                                                                              1,652,437
-----------------------------------------------------------------------------------------------------------
   Total Adjustments                                                                           (47,141,443)
-----------------------------------------------------------------------------------------------------------
Net Cash Flows Used By Operating and Investing Activities                             $        (42,313,465)
===========================================================================================================

* Exclusive of dividend reinvestment of $2,773,038.

                           See Notes to Financial Statements.


            13 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Smith Barney Adjustable Rate Government Income Fund ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the quoted bid price in the over-the-counter market; corporate debt securities, mortgage-backed securities and asset-backed securities are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service approved by the Fund's Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) interest income, adjusted for accretion of original issue discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (h) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Investment Advisory Agreement, Administration Agreement and Other
    Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at the annual rate of 0.40% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC has entered into a sub-advisory agreement with BlackRock Financial Management Inc. ("BlackRock"), a wholly owned subsidiary of PNC Bank, N.A. Pursuant to the sub-advisory agreement, BlackRock is responsible for the day-to-day portfolio operations and investment decisions for the Fund. SSBC pays BlackRock a monthly fee calculated at an annual rate of 0.20% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended November 30, 2000, the Fund paid transfer agent fees of $27,963 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There is a maximum contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from the purchase of a

            14 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders
previously held fund (held by the shareholder prior to exchange into this Fund) and declines thereafter by 1.00% per year until no CDSC is incurred. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended November 30, 2000, CDSCs paid to SSB for Class A and B shares were approximately $72,000 and $3,000, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B, and I shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class A and B shares calculated at an annual rate of 0.50% of the average daily net assets of each class. For the six months ended November 30, 2000, total Distribution Plan fees incurred were:

                                 Class A         Class B       Class I
================================================================================
Distribution Plan Fees         $   339,399    $    11,071    $   49,425
================================================================================

All officers and one Trustee of the Fund are employees of SSB.

3. Investments
During the six months ended November 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding paydowns and short-term securities) were as follows:

================================================================================
Purchases                          $                        94,105,861
--------------------------------------------------------------------------------
Sales                                                       55,178,338
================================================================================

At November 30, 2000, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                             $     705,545
Gross unrealized depreciation                                  (569,907)
--------------------------------------------------------------------------------
Net unrealized appreciation                               $     135,638
================================================================================

4.  Cash Flow Information

Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund issues and redeems its shares, invests in securities and distributes dividends from net investment income and net realized gains (which are either paid in cash or reinvested into the Fund at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion of income recognized on investment securities.


5.  Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts equal to the repurchase price.


6. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities.The Fund will establish a segregated account with its custodian, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations as collateral under the reverse repurchase agreement.

At November 30, 2000, the Fund had the following reverse repurchase agreements outstanding:

            15 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

     FACE
     AMOUNT                                          SECURITY                                                             VALUE
====================================================================================================================================

$    15,281,250   Reverse Repurchase Agreement with Barclays Capital, dated 11/17/00 bearing 6.450% to be repurchased at
                    $15,319,580 on 12/1/00, collateralized by: $15,103,050 U.S. Treasury Note, 6.500% due 2/28/02.       $15,281,250

      2,767,050   Reverse Repurchase Agreement with Lehman Brothers, dated 11/27/00 bearing 6.520% to be repurchased at
                    $2,770,558 on 12/4/00, collateralized by: $2,739,615 U.S. Treasury Note, 3.625% due 1/15/08.           2,767,050

      2,772,688   Reverse Repurchase Agreement with Lehman Brothers, dated 11/27/00 bearing 6.450% to be repurchased at
                    $2,776,165 on 12/4/00, collateralized by: $2,742,631 U.S. Treasury Note, 6.125% due 8/31/02.           2,772,688

     36,471,000   Reverse Repurchase Agreement with Lehman Brothers, dated 10/11/00 bearing 6.600% to be repurchased at
                  $36,878,867 on 12/11/00, collateralized by: $186,719 FHLMC Fifteen Year, 9.000% due 11/1/05; 1,597,600
                  FNMA Fifteen Year, 7.000% due 11/1/07; $1,350,052 FNMA Ten Year, 6.000% due 1/1/04; $1,846,252
                  FHLMC Gold, 6.500% due 6/1/29; $460,620 FHLMC Gold, 6.500% due 4/1/29; $1,104,177 FNMA Ten Year
                  ARM, 8.000% due 8/1/09; $908,017 GNMA Ten Year, 6.000% due 12/15/08; $2,393,714 FHLMC Gold, 5.500%
                  due 4/1/09; $1,175,624 GNMA Ten Year ARM, 7.000% due 10/15/09; $1,185,742 GNMA Fifteen Year
                  Platinum, 7.500% due 4/15/13; $1,545,100 FNMA One Year CMT ARM, 8.073% due 4/1/20; $7,492,260 FHLMC
                  Thirty Year Hybrid ARM, 6.953% due 12/1/26; $4,625,344 FNMA Six Month CD ARM, 8.644% due 7/1/24;
                  $7,080,241 FHLMC Thirty Year Hybrid ARM, 6.963% due 7/1/27; $5,179,967 FHLMC Five Year Hybrid ARM,
                  7.967% due 8/1/25.                                                                                      36,471,000
------------------------------------------------------------------------------------------------------------------------------------
                  Total Reverse Repurchase Agreements                                                                    $57,291,988
====================================================================================================================================
During the six months ended November 30, 2000, the maximum and average amount of reverse repurchase agreements outstanding at month ends were as follows:
====================================================================================================================================
Maximum amount outstanding                                                                                               $59,014,281
------------------------------------------------------------------------------------------------------------------------------------
Average amount outstanding                                                                                               $50,151,185
====================================================================================================================================

Interest rates ranged from 6.25% to 6.68% during the period. Total market value of the collateral for the reverse repurchase agreements is $ 58,716,725.

Interest expense for the six months ended November 30, 2000, on borrowings by the Fund under reverse repurchase agreements, totalled $ 1,652,437.

7.  Dollar Roll Transactions
The Fund may enter into dollar roll transactions. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. Proceeds of the sale will be invested and the income from these investments, together with any additional income received on the sale, will generate income for the Fund exceeding the yield on the securities sold.

At November 30, 2000, the Fund had no open dollar roll transactions.



8.  Securities Traded on a To-Be-Announced Basis

The Fund may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2000, the Fund did not hold any TBA securities.

            16 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

9. Options Contracts
Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily and are included in the schedule of investments. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such a sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At November 30, 2000, the Fund held no purchased call or put option contracts.

When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended November 30, 2000, the Fund did not enter into any written covered call or put option contracts.


10. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At November 30, 2000, the Fund had the following futures contracts:

                                  Expiration          # of            Basis             Market         Unrealized
                                  Month/Year       Contracts          Value             Value              Loss
=====================================================================================================================
Futures contracts to sell:
   U.S. 5 Year Note                 12/00             54          $   5,410,156     $   5,510,531    $   (100,375)
   U.S. 10 Year Note                12/00             19              1,920,421         1,954,625         (34,204)
   U.S. 2 Year Note                  3/00              8              1,610,250         1,613,375          (3,125)
   90-day Euro dollar                9/01             30              7,014,702         7,046,250         (31,548)
---------------------------------------------------------------------------------------------------------------------
Net Unrealized Loss                                                                                  $   (169,252)
=====================================================================================================================

            17 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

11.  Capital Loss Carryforward
At May 31, 2000, the Fund had, for Federal income tax purposes, approximately $6,968,000 of capital loss carryforwards available to offset any future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.The amount and expiration of the carryforwards are indicated below. Expiration occurs on May 31 of the year indicated:

                             2003            2004          2005           2008
================================================================================
Carryforward Amounts    $    5,203,000    $   570,000    $  856,000   $  339,000
================================================================================

12.  Shares of Beneficial Interest
At November 30, 2000, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B shares are available for purchase to certain investors in the Smith Barney 401(k) Program. In addition, Class B shares can be purchased through exchanges. Each share represents an identical interest in the Fund and has the same rights except that each class bears certain expenses specifically related to the distribution of its shares.

At November 30, 2000, total paid-in capital amounted to the following for each class:

                                Class A           Class B           Class I
================================================================================
Total Paid-in Capital       $  101,587,049    $    2,212,353   $     46,771,605
================================================================================

Transactions in shares of each class were as follows:

                                                      Six Months Ended                                 Year Ended
                                                     November 30, 2000                                May 31, 2000
                                           -------------------------------------            --------------------------------
                                           Shares                    Amount                  Shares              Amount
=============================================================================================================================
Class A
Shares sold                                      126,734,050   $   1,227,097,763               92,526,301  $     894,243,107
Shares issued on reinvestment                        176,020           1,705,886                  463,664          4,481,900
Shares reacquired                               (127,412,231)     (1,233,425,715)             (92,817,202)      (896,993,626)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             (502,161)   $     (4,622,066)                 172,763  $       1,731,381
=============================================================================================================================
Class B
Shares sold                                            9,713   $          93,997                  523,502  $       5,053,040
Shares issued on reinvestment                          6,916              66,811                   15,774            152,084
Shares reacquired                                   (209,482)         (2,023,854)                (319,677)        (3,083,343)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                             (192,853)   $     (1,863,046)                 219,599  $       2,121,781
=============================================================================================================================
Class I
Shares sold                                        3,027,797   $      29,436,953                7,874,201  $      76,454,564
Shares issued on reinvestment                        102,775           1,000,341                  159,997          1,551,994
Shares reacquired                                 (1,483,462)        (14,419,016)              (7,472,344)       (72,552,616)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase                                       1,647,110   $      16,018,278                  561,854  $       5,453,942
=============================================================================================================================

           18 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:

Class A Shares                                 2000/(1)(2)/    2000/(2)/     1999/(2)/         1998           1997           1996
====================================================================================================================================
Net Asset Value, Beginning of Period               $9.62          $9.75         $9.86          $9.84          $9.84           $9.88
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.24           0.46          0.45           0.49           0.43            0.56
   Net realized and unrealized gain (loss)          0.12          (0.08)        (0.04)          0.04           0.08           (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        0.36           0.38          0.41           0.53           0.51            0.52
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.25)         (0.49)        (0.49)         (0.50)         (0.46)          (0.56)
   Capital                                            --          (0.02)        (0.03)         (0.01)         (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.25)         (0.51)        (0.52)         (0.51)         (0.51)          (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.73          $9.62         $9.75          $9.86          $9.84           $9.84
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        3.76%++        3.98%         4.25%          5.57%          5.31%           5.48%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $94            $98           $98           $108           $124            $156
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                            5.22%+         4.84%         4.55%          4.94%          4.42%           5.66%
   Interest expense                                 2.47+          1.03          1.80           1.77           1.40            1.52
   Other expenses                                   1.57+          1.61          1.52           1.57           1.69            1.58
   Total expenses                                   4.04+          2.64          3.32           3.34           3.09            3.10
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               34%           164%          155%           242%           288%            273%
====================================================================================================================================

Class B Shares                                 2000/(1)(2)/    2000/(2)/     1999/(2)/         1998           1997           1996
====================================================================================================================================
Net Asset Value, Beginning of Period               $9.60          $9.74         $9.84          $9.82          $9.84           $9.88
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.25           0.48          0.45           0.49           0.39            0.56
   Net realized and unrealized gain (loss)          0.11          (0.11)        (0.04)          0.04           0.10           (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        0.36           0.37          0.41           0.53           0.49            0.52
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.25)         (0.49)        (0.48)         (0.50)         (0.46)          (0.56)
   Capital                                            --          (0.02)        (0.03)         (0.01)         (0.05)             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.25)         (0.51)        (0.51)         (0.51)         (0.51)          (0.56)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.71          $9.60         $9.74          $9.84          $9.82           $9.84
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                        3.75%++        3.86%         4.30%          5.56%          5.10%           5.48%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $2,123          $3,953       $1,871         $2,099         $3,406          $5,712
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                            5.11%+          4.93%        4.55%          5.03%          4.32%           5.64%
   Interest expense                                 2.55+           1.28         1.80           1.77           1.40            1.52
   Other expenses                                   1.56+           1.63         1.54           1.63           1.71            1.60
   Total expenses                                   4.11+           2.91         3.34           3.40           3.11            3.12
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               34%            164%         155%           242%           288%            273%
====================================================================================================================================

(1)   For the six months ended November 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

            19 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

For a share of each class of beneficial interest outstanding throughout each year ended May 31, except where noted:

Class I Shares                                 2000/(1)(2)/    2000/(2)/     1999/(2)/         1998           1997/(3)/
=======================================================================================================================
Net Asset Value, Beginning of Period               $9.66          $9.78         $9.87          $9.85          $9.79
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                            0.28           0.52          0.45           0.55           0.10
   Net realized and unrealized gain (loss)          0.10          (0.08)         0.03           0.04           0.02
-----------------------------------------------------------------------------------------------------------------------
Total Income From Operations                        0.38           0.44          0.48           0.59           0.12
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                           (0.27)         (0.54)        (0.54)         (0.56)         (0.06)
   Capital                                            --          (0.02)        (0.03)         (0.01)         (0.00)*
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                                (0.27)         (0.56)        (0.57)         (0.57)         (0.06)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.77          $9.66         $9.78          $9.87          $9.85
-----------------------------------------------------------------------------------------------------------------------
Total Return                                        4.02%++        4.58%         4.99%          6.12%          1.20%++
-----------------------------------------------------------------------------------------------------------------------
Net sets, End of Period (000s)                   $46,867        $30,418       $25,298         $2,928         $2,416
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Net investment income                            5.67%+         5.38%         4.90%          5.45%          5.60%+
   Interest expense                                 2.50+          1.12          1.80           1.77           1.40+
   Other expenses                                   1.07+          1.10          1.03           1.07           1.10+
   Total expenses                                   3.57+          2.22          2.83           2.84           2.50+
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                               34%           164%          155%            242%          288%
=======================================================================================================================

(1) For the six months ended November 30, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period from April 18, 1997 (inception date) to May 31, 1997.
  * Amount represents less than $0.01.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

           20 Smith Barney Adjustable Rate Government Income Fund |
                    2000 Semi-Annual Report to Shareholders

                                  SMITH BARNEY
                                 ADJUSTABLE RATE
                             GOVERNMENT INCOME FUND

TRUSTEES
Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A.  Frankel
William R. Hutchinson
Heath B. McLendon, Chairman
Charles F. Barber, Emeritus


OFFICERS
Heath B. McLendon
President and
Chief Executive Officer


Lewis E. Daidone
Senior Vice President
and Treasurer


Paul A. Brook
Controller


Christina T. Sydor
Secretary

INVESTMENT ADVISER
AND ADMINISTRATOR
SSB Citi Fund Management LLC


SUB-INVESTMENT ADVISER
BlackRock Financial
Management, Inc.
345 Park Avenue
New York, New York 10154


DISTRIBUTOR
Salomon Smith Barney Inc.


CUSTODIAN
PFPC Trust Company


TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004


SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Adjustable Rate Government Income Fund

  This report is submitted for the general information of the shareholders of Smith Barney Adjustable Rate Government Income Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 28, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY ADJUSTABLE RATE
  GOVERNMENT INCOME FUND
  Smith Barney Mutual Funds
  388 Greenwich Street, MF-2 New York, New York 10013

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds



  [LOGO OF SALOMON SMITH BARNEY]

  Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

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